Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary comp table total for PEO Joe Ciaffoni ($)(1)	Summary comp table total for PEO Mark Crossley ($)(1)	Comp actually paid to PEO Joe Ciaffoni ($)(2)	Comp actually paid to PEO Mark Crossley ($)(2)	Average summary comp table total for non- PEO named executive officers ($)(1)	Average comp actually paid to non-PEO named executive officers ($)(2)	Value of initial fixed $100 investment based on:		Net income ($ in millions)	Adjusted EBITDA ($ in millions) (4)
							Total share- holder return ($)	Peer group total share- holder return ($)(3)
2025	18,501,214	3,185,591	63,340,102	19,299,866	4,043,843	13,258,958	164.97	135.46	210	428
2024	-	3,853,518	-	1,188,310	2,485,949	2,294,998	57.15	102.31	7	358
2023	-	4,391,241	-	(5,535,637)	2,767,041	(1,099,959)	70.21	103.74	(126)	306

(1)	For 2025, the PEOs were Joe Ciaffoni and Mark Crossley, and non-PEO named executive officers were Ryan Preblick, Christian Heidbreder, Pat Barry, Jeff Burris and Richard Simkin. For 2024 and 2023, the PEO was Mark Crossley and the non-PEO named executive officers were Ryan Preblick, Christian Heidbreder, Jeff Burris and Richard Simkin.

(2)	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2025			2024		2023
Adjustments	PEO Joe Ciaffoni	PEO Mark Crossley	Average non-PEO NEOs*	PEO	Average non- PEO NEOs*	PEO	Average non- PEO NEOs*
Summary Compensation Table Total	$18,501,214	$3,185,591	$4,043,843	$3,853,518	$2,485,949	$4,391,241	$2,767,041
Adjustments for defined benefit and actuarial pension plans
(Subtract): Aggregate change in actuarial present value included in SCT Amounts for the covered fiscal year	-	-	-	-	-	-	-
Add: Service cost for the covered fiscal year	-	-	-	-	-	-	-
Add: Prior service cost for the covered fiscal year	-	-	-	-	-	-	-
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(15,319,404)	(162,518)	(2,709,328)	(2,650,843)	(1,631,890)	(2,435,038)	(1,518,897)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	60,158,292	336,375	7,328,785	880,373	485,229	1,409,139	811,260
	2025			2024		2023
Adjustments	PEO Joe Ciaffoni	PEO Mark Crossley	Average non-PEO NEOs*	PEO	Average non- PEO NEOs*	PEO	Average non- PEO NEOs*
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	-	-	-	-	-	-	-
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	-	17,732,848	6,185,652	(2,022,236)	(728,073)	(8,900,979)	(3,374,065)
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	-	(263,849)	(3,295)	1,127,498	1,683,783	-	214,702
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	(1,528,581)	(1,586,699)	-	-	-	-
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	-	-	-	-	-	-	-
Total Adjustments	44,838,889	16,114,275	9,215,115	(2,665,208)	(190,951)	(9,926,877)	(3,866,999)
Compensation Actually Paid (as calculated)	$63,340,102	$19,299,866	$13,258,958	$1,188,310	$2,294,998	$(5,535,637)	$(1,099,959)

Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the applicable time of grant. PSU fair values as of December 31, 2025 reflect the modification that took place in 2025, as described in note 1 to the Summary Compensation Table above.

(3) Reflects Nasdaq Biotech Index.

(4) Adjusted EBITDA, a non-GAAP financial measure, is calculated as GAAP net income adjusted to exclude interest expense, interest income, income tax expense or benefit, depreciation and amortization, as well as share-based compensation and other adjustments reflecting changes in our business that do not represent ongoing operations, including corporate initiative transition, manufacturing transition, discontinuation of OPVEE sales and marketing, discontinuation of PERSERIS, acquisition-related costs, U.S. listing costs, contract termination fee, restructuring-severance and other, debt refinancing costs, legal costs/provision, and impairment of equity investment.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	For 2025, the PEOs were Joe Ciaffoni and Mark Crossley, and non-PEO named executive officers were Ryan Preblick, Christian Heidbreder, Pat Barry, Jeff Burris and Richard Simkin. For 2024 and 2023, the PEO was Mark Crossley and the non-PEO named executive officers were Ryan Preblick, Christian Heidbreder, Jeff Burris and Richard Simkin.

Peer Group Issuers, Footnote	(3) Reflects Nasdaq Biotech Index.
PEO Total Compensation Amount		$ 3,853,518	$ 4,391,241
PEO Actually Paid Compensation Amount		1,188,310	(5,535,637)
Adjustment To PEO Compensation, Footnote
(2)	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.
	2025			2024		2023
Adjustments	PEO Joe Ciaffoni	PEO Mark Crossley	Average non-PEO NEOs*	PEO	Average non- PEO NEOs*	PEO	Average non- PEO NEOs*
Summary Compensation Table Total	$18,501,214	$3,185,591	$4,043,843	$3,853,518	$2,485,949	$4,391,241	$2,767,041
Adjustments for defined benefit and actuarial pension plans
(Subtract): Aggregate change in actuarial present value included in SCT Amounts for the covered fiscal year	-	-	-	-	-	-	-
Add: Service cost for the covered fiscal year	-	-	-	-	-	-	-
Add: Prior service cost for the covered fiscal year	-	-	-	-	-	-	-
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(15,319,404)	(162,518)	(2,709,328)	(2,650,843)	(1,631,890)	(2,435,038)	(1,518,897)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	60,158,292	336,375	7,328,785	880,373	485,229	1,409,139	811,260
	2025			2024		2023
Adjustments	PEO Joe Ciaffoni	PEO Mark Crossley	Average non-PEO NEOs*	PEO	Average non- PEO NEOs*	PEO	Average non- PEO NEOs*
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	-	-	-	-	-	-	-
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	-	17,732,848	6,185,652	(2,022,236)	(728,073)	(8,900,979)	(3,374,065)
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	-	(263,849)	(3,295)	1,127,498	1,683,783	-	214,702
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	(1,528,581)	(1,586,699)	-	-	-	-
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	-	-	-	-	-	-	-
Total Adjustments	44,838,889	16,114,275	9,215,115	(2,665,208)	(190,951)	(9,926,877)	(3,866,999)
Compensation Actually Paid (as calculated)	$63,340,102	$19,299,866	$13,258,958	$1,188,310	$2,294,998	$(5,535,637)	$(1,099,959)

Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the applicable time of grant. PSU fair values as of December 31, 2025 reflect the modification that took place in 2025, as described in note 1 to the Summary Compensation Table above.

Non-PEO NEO Average Total Compensation Amount	$ 4,043,843	2,485,949	2,767,041
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,258,958	2,294,998	(1,099,959)
Adjustment to Non-PEO NEO Compensation Footnote
(2)	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.
	2025			2024		2023
Adjustments	PEO Joe Ciaffoni	PEO Mark Crossley	Average non-PEO NEOs*	PEO	Average non- PEO NEOs*	PEO	Average non- PEO NEOs*
Summary Compensation Table Total	$18,501,214	$3,185,591	$4,043,843	$3,853,518	$2,485,949	$4,391,241	$2,767,041
Adjustments for defined benefit and actuarial pension plans
(Subtract): Aggregate change in actuarial present value included in SCT Amounts for the covered fiscal year	-	-	-	-	-	-	-
Add: Service cost for the covered fiscal year	-	-	-	-	-	-	-
Add: Prior service cost for the covered fiscal year	-	-	-	-	-	-	-
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	(15,319,404)	(162,518)	(2,709,328)	(2,650,843)	(1,631,890)	(2,435,038)	(1,518,897)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	60,158,292	336,375	7,328,785	880,373	485,229	1,409,139	811,260
	2025			2024		2023
Adjustments	PEO Joe Ciaffoni	PEO Mark Crossley	Average non-PEO NEOs*	PEO	Average non- PEO NEOs*	PEO	Average non- PEO NEOs*
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	-	-	-	-	-	-	-
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	-	17,732,848	6,185,652	(2,022,236)	(728,073)	(8,900,979)	(3,374,065)
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	-	(263,849)	(3,295)	1,127,498	1,683,783	-	214,702
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	-	(1,528,581)	(1,586,699)	-	-	-	-
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	-	-	-	-	-	-	-
Total Adjustments	44,838,889	16,114,275	9,215,115	(2,665,208)	(190,951)	(9,926,877)	(3,866,999)
Compensation Actually Paid (as calculated)	$63,340,102	$19,299,866	$13,258,958	$1,188,310	$2,294,998	$(5,535,637)	$(1,099,959)

Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the applicable time of grant. PSU fair values as of December 31, 2025 reflect the modification that took place in 2025, as described in note 1 to the Summary Compensation Table above.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table lists the three financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our named executive officers for 2025 (our most recently completed fiscal year), to company performance.

Performance Measures
SUBLOCADE® Net Revenue
Adjusted EBITDA
Relative total shareholder return

Total Shareholder Return Amount	$ 164.97	57.15	70.21
Peer Group Total Shareholder Return Amount	135.46	102.31	103.74
Net Income (Loss)	$ 210,000,000	$ 7,000,000	$ (126,000,000)
Company Selected Measure Amount	428,000,000	358,000,000	306,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description

(4) Adjusted EBITDA, a non-GAAP financial measure, is calculated as GAAP net income adjusted to exclude interest expense, interest income, income tax expense or benefit, depreciation and amortization, as well as share-based compensation and other adjustments reflecting changes in our business that do not represent ongoing operations, including corporate initiative transition, manufacturing transition, discontinuation of OPVEE sales and marketing, discontinuation of PERSERIS, acquisition-related costs, U.S. listing costs, contract termination fee, restructuring-severance and other, debt refinancing costs, legal costs/provision, and impairment of equity investment.

Measure:: 3
Pay vs Performance Disclosure
Name	Relative total shareholder return
Joe Ciaffoni [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,501,214
PEO Actually Paid Compensation Amount	$ 63,340,102
PEO Name	Joe Ciaffoni
Mark Crossley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,185,591	3,853,518	4,391,241
PEO Actually Paid Compensation Amount	$ 19,299,866	1,188,310	(5,535,637)
PEO Name	Mark Crossley
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,665,208)	(9,926,877)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,650,843)	(2,435,038)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		880,373	1,409,139
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,127,498
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,022,236)	(8,900,979)
PEO | Joe Ciaffoni [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 44,838,889
PEO | Joe Ciaffoni [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Joe Ciaffoni [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Joe Ciaffoni [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Joe Ciaffoni [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,319,404)
PEO | Joe Ciaffoni [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,158,292
PEO | Joe Ciaffoni [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Joe Ciaffoni [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Joe Ciaffoni [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Joe Ciaffoni [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Joe Ciaffoni [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mark Crossley [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,114,275
PEO | Mark Crossley [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mark Crossley [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mark Crossley [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mark Crossley [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(162,518)
PEO | Mark Crossley [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	336,375
PEO | Mark Crossley [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(263,849)
PEO | Mark Crossley [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,528,581)
PEO | Mark Crossley [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mark Crossley [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mark Crossley [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,732,848
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,215,115	(190,951)	(3,866,999)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,709,328)	(1,631,890)	(1,518,897)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,328,785	485,229	811,260
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,295)	1,683,783	214,702
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,586,699)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 6,185,652	$ (728,073)	$ (3,374,065)